Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll	$ 117,200	$ 120,416
Other	43,576	27,926
Total	$ 160,776	$ 148,342